Risk management - Outstandings per line of business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 961,863	€ 931,552
Increase (decrease) in portfolio size	€ 30,300
Percentage of increase (decrease) in portfolio size	3.20%
Rating class concentration increase or (decrease) percentage	76.80%	78.10%
Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 41,899	€ 42,394
Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	379,827	€ 361,387
Increase (decrease) in portfolio size	€ 18,400
Industry composition percentage	38.80%	39.50%
Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 77,919	€ 94,147
Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53,381	51,515
Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51,240	46,040
Increase (decrease) in portfolio size	5,200
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	66,719	57,889
Increase (decrease) in portfolio size	8,800
Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56,497	52,621
Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	33,536	32,890
Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,713	25,509
Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,246	23,386
Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,312	22,023
General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,324	21,126
Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,557	23,704
Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	80,691	76,922
Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	750,822	715,602
Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 191,623	€ 197,949
Rating class concentration increase or (decrease) percentage	21.20%	19.90%
Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 6,114	€ 6,327
Rating class concentration increase or (decrease) percentage	0.70%	0.60%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 13,303	€ 11,673
Rating class concentration increase or (decrease) percentage	1.30%	1.40%
1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 84,304	€ 89,631
2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	135,653	126,694
5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	242,400	227,543
8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	288,466	271,733
11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	148,510	151,756
14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38,561	41,565
17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,552	4,628
18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,794	4,481
19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,321	1,848
20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,303	11,673
Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	210,913	213,486
Increase (decrease) in portfolio size	8,500
Netherlands | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,197	2,623
Netherlands | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122,914	116,530
Netherlands | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22,529	31,017
Netherlands | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,749	16,907
Netherlands | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,285	1,217
Netherlands | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,872	2,573
Netherlands | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,416	1,620
Netherlands | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,290	3,860
Netherlands | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,805	2,419
Netherlands | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,377	7,138
Netherlands | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,919	5,073
Netherlands | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,568	5,746
Netherlands | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	782	253
Netherlands | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	17,208	16,510
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	170,093	170,067
Netherlands | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	37,689	40,399
Increase (decrease) in portfolio size	(2,700)
Netherlands | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,579	1,433
Netherlands | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,552	1,587
Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122,091	115,921
Increase (decrease) in portfolio size	6,200
Belgium | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,531	1,346
Belgium | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	45,611	44,637
Belgium | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,196	9,756
Belgium | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,387	10,986
Belgium | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	314	404
Belgium | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,766	1,457
Belgium | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,009	9,046
Belgium | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,076	2,198
Belgium | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,843	1,634
Belgium | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,690	3,127
Belgium | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,431	8,463
Belgium | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,690	2,604
Belgium | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,824	6,607
Belgium | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	12,722	13,657
Belgium | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	74,882	71,730
Increase (decrease) in portfolio size	3,200
Belgium | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	43,059	40,236
Belgium | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,078	799
Belgium | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,071	3,156
Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	156,071	155,067
Increase (decrease) in portfolio size	5,000
Germany | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	881	1,017
Germany | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	107,415	103,151
Germany | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,966	18,945
Germany | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,218	1,111
Germany | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,129	4,050
Germany | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,147	5,710
Germany | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	51	699
Germany | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,426	1,277
Germany | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,920	3,516
Germany | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	695	550
Germany | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,852	1,725
Germany | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,059	1,193
Germany | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,435	5,349
Germany | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,876	6,774
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	136,096	136,675
Germany | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	18,238	16,929
Germany | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	305	349
Germany | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,432	1,114
Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	52,136	49,317
Increase (decrease) in portfolio size	2,800
Poland | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	778	685
Poland | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,525	14,860
Poland | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,729	2,530
Poland | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,085	2,184
Poland | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	695	601
Poland | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,874	2,532
Poland | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,435	8,614
Poland | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,623	1,598
Poland | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	814	792
Poland | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,215	2,242
Poland | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,538	1,325
Poland | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,824	2,827
Poland | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	608	669
Poland | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,394	7,858
Poland | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36,029	31,772
Increase (decrease) in portfolio size	4,300
Poland | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,948	15,785
Increase (decrease) in portfolio size	(1,800)
Poland | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	701	830
Poland | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,458	929
Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,533	38,240
Spain | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152	129
Spain | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,083	25,452
Spain | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	510	489
Spain | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,595	1,551
Spain | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	376	353
Spain | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	249	652
Spain | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,308	5,491
Spain | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	679	658
Spain | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,971	912
Spain | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	351	490
Spain | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	71
Spain | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	219	333
Spain | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	557	350
Spain | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,361	1,309
Spain | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	32,741	29,583
Increase (decrease) in portfolio size	3,200
Spain | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,126	8,134
Increase (decrease) in portfolio size	(1,000)
Spain | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	234	230
Spain | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	432	293
United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,613	28,974
United Kingdom | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,021	3,789
United Kingdom | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	122	128
United Kingdom | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,935	4,335
United Kingdom | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	552	420
United Kingdom | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,733	4,488
United Kingdom | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,479	6,837
United Kingdom | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48	41
United Kingdom | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,262	2,113
United Kingdom | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,826	2,723
United Kingdom | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	328	540
United Kingdom | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	869	745
United Kingdom | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	301	199
United Kingdom | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
United Kingdom | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,137	2,615
United Kingdom | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,844	24,299
United Kingdom | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,388	4,508
United Kingdom | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	59	2
United Kingdom | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	322	165
Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,314	29,363
Luxembourg | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,503	2,511
Luxembourg | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,058	3,347
Luxembourg | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,737	4,853
Luxembourg | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,446	3,563
Luxembourg | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,268	5,070
Luxembourg | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,031	4,631
Luxembourg | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	82	79
Luxembourg | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	828	596
Luxembourg | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	395	480
Luxembourg | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,393	1,505
Luxembourg | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	540	502
Luxembourg | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	539	649
Luxembourg | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	246	249
Luxembourg | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,248	1,326
Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,235	24,083
Increase (decrease) in portfolio size	3,200
Luxembourg | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,858	5,013
Increase (decrease) in portfolio size	(1,200)
Luxembourg | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	56	105
Luxembourg | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	166	162
France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,476	24,650
Increase (decrease) in portfolio size	2,800
France | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	405	429
France | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,260	2,472
France | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
France | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,713	2,901
France | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,074	4,155
France | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,932	4,274
France | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,202	2,255
France | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	765	784
France | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	712	619
France | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,102	1,250
France | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	310	380
France | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	484	287
France | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,091	3,488
France | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,426	1,356
France | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,886	18,692
Increase (decrease) in portfolio size	3,200
France | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,229	5,713
France | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	54	122
France | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	307	124
Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	96,076	85,558
Rest of Europe | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,212	10,608
Rest of Europe | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16,391	14,179
Rest of Europe | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,913	6,166
Rest of Europe | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,707	3,492
Rest of Europe | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,779	6,757
Rest of Europe | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,174	4,269
Rest of Europe | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,203	9,384
Rest of Europe | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,407	8,177
Rest of Europe | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,951	4,469
Rest of Europe | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,008	2,455
Rest of Europe | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,271	1,052
Rest of Europe | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,862	3,661
Rest of Europe | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	476	356
Rest of Europe | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,722	10,532
Rest of Europe | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	67,110	56,404
Rest of Europe | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,679	25,967
Rest of Europe | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,369	1,983
Rest of Europe | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,918	1,205
America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	89,037	81,114
Increase (decrease) in portfolio size	7,900
America | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,475	8,237
America | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	198	149
America | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
America | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,220	3,323
America | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,700	9,833
America | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,367	20,118
America | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,377	13,752
America | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,983	3,511
America | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,886	4,424
America | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,498	2,652
America | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,265	1,576
America | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,039	2,848
America | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,554	1,550
America | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,475	9,141
America | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72,686	63,652
America | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14,763	16,003
America | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	443	245
America | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,145	1,213
Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	47,815	52,374
Increase (decrease) in portfolio size	4,100
Asia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,989	9,785
Asia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	129	121
Asia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,525	13,668
Asia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,066	1,367
Asia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,394	8,182
Asia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,518	3,884
Asia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	288	520
Asia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,912	7,044
Asia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,187	1,306
Asia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,168	1,140
Asia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	516	469
Asia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	708	761
Asia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44	7
Asia | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,372	4,120
Asia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	41,203	44,481
Asia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,859	6,770
Asia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30	72
Asia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	723	1,051
Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	57,618	55,389
Australia | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,593	941
Australia | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	38,106	36,340
Australia | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	879	2,379
Australia | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,642	3,709
Australia | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,336	719
Australia | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,255	950
Australia | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	488	526
Australia | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	504	456
Australia | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,253	2,041
Australia | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	406	281
Australia | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	680	642
Australia | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23	18
Australia | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4,941	4,826
Australia | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,513	1,562
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,959	44,139
Australia | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	9,889	10,715
Australia | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	203	132
Australia | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	568	403
Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,170	2,098
Africa | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	159	295
Africa | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	16	20
Africa | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		9
Africa | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	157	210
Africa | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	55
Africa | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	589	593
Africa | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	781	618
Africa | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	152	173
Africa | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14	18
Africa | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8
Africa | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Africa | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	238	163
Africa | Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	59	24
Africa | Non-Investment grade
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,898	1,776
Africa | Performing restructuring
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4	26
Africa | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	210	272
Wholesale Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	426,767	415,914
Foreign exchange rate changes, negative impact on portfolio growth amount	8,000
Wholesale Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	39,974	40,511
Wholesale Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,116	2,330
Wholesale Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	61,091	70,139
Wholesale Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,643	24,904
Wholesale Banking | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	40,962	37,342
Wholesale Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	64,217	55,313
Wholesale Banking | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	48,389	45,316
Wholesale Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,499	27,106
Wholesale Banking | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	25,517	23,324
Wholesale Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,827	13,503
Wholesale Banking | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,844	9,128
Wholesale Banking | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,512	12,039
Wholesale Banking | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,959	6,211
Wholesale Banking | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 52,218	€ 48,748
Wholesale Banking | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	83.70%	81.20%
Wholesale Banking | Non-Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	14.60%	17.10%
Wholesale Banking | Performing restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.70%	0.60%
Wholesale Banking | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	1.20%
Wholesale Banking | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 53,363	€ 52,665
Wholesale Banking | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72,462	67,034
Wholesale Banking | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	101,766	95,320
Wholesale Banking | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	129,429	123,081
Wholesale Banking | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	53,757	57,348
Wholesale Banking | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	7,396	12,234
Wholesale Banking | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,037	1,122
Wholesale Banking | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,792	2,523
Wholesale Banking | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	560	535
Wholesale Banking | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,204	4,051
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,421	54,938
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,506	24,171
Wholesale Banking | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27,443	26,152
Wholesale Banking | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	21,190	20,346
Wholesale Banking | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	11,990	11,047
Wholesale Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,257	28,587
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	26,176	23,805
Wholesale Banking | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	24,351	21,528
Wholesale Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	72,860	65,157
Wholesale Banking | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	86,402	78,851
Wholesale Banking | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	44,136	49,851
Wholesale Banking | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,887	9,409
Wholesale Banking | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,148	2,071
Retail Banking
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	529,317	510,452
Retail Banking | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,925	1,883
Retail Banking | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	377,712	359,057
Retail Banking | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	15,044	21,740
Retail Banking | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,738	26,611
Increase (decrease) in portfolio size	18,900
Retail Banking | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,662	6,183
Retail Banking | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,212	2,290
Retail Banking | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,107	7,304
Retail Banking | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	6,037	5,784
Retail Banking | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,196	2,184
Retail Banking | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	10,419	9,883
Retail Banking | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	13,442	12,872
Retail Banking | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,812	9,086
Retail Banking | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	19,598	17,493
Retail Banking | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 28,412	€ 28,082
Retail Banking | Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	73.30%	73.00%
Retail Banking | Non-Investment grade
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	24.40%	24.90%
Retail Banking | Performing restructuring
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	0.70%	0.60%
Retail Banking | Non-performing loans
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.50%
Retail Banking | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	€ 29,151	€ 34,683
Retail Banking | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	63,187	59,655
Retail Banking | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	140,479	132,076
Retail Banking | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	155,375	146,295
Retail Banking | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	94,753	94,408
Retail Banking | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	31,165	29,330
Retail Banking | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,345	3,113
Retail Banking | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,001	1,957
Retail Banking | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,760	1,313
Retail Banking | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8,100	7,622
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	164,590	156,182
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	95,584	91,744
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	128,598	128,885
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30,946	28,971
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	28,507	27,158
Retail Banking | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	265	275
Retail Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,139	5,557
Retail Banking | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,122	3,108
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	23,203	20,368
Retail Banking | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	2,402	2,042
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	215	159
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	46,723	45,977
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	22	26
Corporate Line [member]
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	5,779	5,186
Corporate Line [member] | Natural Resources
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Private Individuals
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Central Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,785	2,269
Corporate Line [member] | Real Estate
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Commercial Banks
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,616	2,515
Corporate Line [member] | Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	290	286
Corporate Line [member] | Central Governments
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1	1
Corporate Line [member] | Transportation & Logistics
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Utilities
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Food, Beverages & Personal Care
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Services
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	27	24
Corporate Line [member] | General Industries
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Lower Public Administration
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Other economic sector
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	62	92
Corporate Line [member] | 1 (AAA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,790	2,284
Corporate Line [member] | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	4	6
Corporate Line [member] | 5-7 (A)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	154	147
Corporate Line [member] | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,662	2,357
Corporate Line [member] | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | 14-16 (B)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | 17 (CCC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	170	392
Corporate Line [member] | 18 (CC)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | 19 (C)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Netherlands
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	1,903	2,366
Corporate Line [member] | Belgium
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio		7
Corporate Line [member] | Germany
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	30	31
Corporate Line [member] | Poland
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | Spain
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	36	35
Corporate Line [member] | United Kingdom
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	91	112
Corporate Line [member] | Luxembourg
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio
Corporate Line [member] | France
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3	14
Corporate Line [member] | Rest of Europe
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	14	32
Corporate Line [member] | America
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	232	222
Corporate Line [member] | Asia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	3,464	2,365
Corporate Line [member] | Australia
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio	8	2
Corporate Line [member] | Africa
Disclosure of credit risk exposure [line items]
Outstanding amount in portfolio